UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2001

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   44 Brattle Street, 5th Floor
                    P.O. Box 389125
                    Cambridge, MA   02238-9125

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-497-6680

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, May 14, 2001



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $648,608
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE


                                 TITLE                                  SHARES OR
NAME OF ISSUER                    OF             CUSIP          VALUE   PRINCIPAL       TYPE    INVSTMNT        OTHER   VOTING
                                 CLASS                         (x$1000) AMOUNT                  DISCRTN         MNGRS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

ADVANCE FINL BANCORP            COM             007437106       216     20,000          SH      SOLE            N/A     20,000
AMCOL INTL CORP                 COM             02341W103       5,490   1,372,450       SH      SOLE            N/A     1,372,450
AT & T CDA  INC DEPS RCPT       CL B            00207Q202       51,799  1,770,900       SH      SOLE            N/A     1,770,900
AT&T CORP                       COM             001957109       393     18,460          SH      SOLE            N/A     18,460
AT&T CORP                       COM             001957109       20,022  940,000         CALL    SOLE            N/A     940,000
AT&T CORP                       COM WIRLES GRP  001957406       24,963  1,301,500       SH      SOLE            N/A     1,301,500
BANK UTD CORP LITIGATN CONT TR  RT CONTINGENT   065416117       359     1,435,000       SH      SOLE            N/A     1,435,000
CALIFORNIA FED BK FSB LOS ANGL  CONT LITIG REC  130209604       3,960   1,980,100       SH      SOLE            N/A     1,980,100
CALIFORNIA FED BK FSB LOS ANGL  2ND CONT LITIG  130209703       1,225   1,633,200       SH      SOLE            N/A     1,633,200
CBL & ASSOC PPTYS INC           COM             124830100       553     20,777          SH      SOLE            N/A     20,777
COAST FEDERAL LITIGATION TR     RT              19034Q110       2,565   2,735,500       SH      SOLE            N/A     2,735,500
DIME BANCORP INC NEW            WT EXP 000002   25429Q110       2,967   12,660,618      SH      SOLE            N/A     12,660,618
EMPIRE FED BANCORP INC          COM             291657104       258     19,500          SH      SOLE            N/A     19,500
EVOLVE SOFTWARE INC             COM             30049P104       68      23,810          SH      SOLE            N/A     23,810
FIRST FED BANCSHARES INC DEL    COM             32021B103       143     10,000          SH      SOLE            N/A     10,000
GC COS INC                      COM             36155Q109       2,037   913,300         SH      SOLE            N/A     913,300
GENTIVA HEALTH SERVICES INC     COM             37247A102       15,537  815,033         SH      SOLE            N/A     815,033
GLOBAL-TECH APPLIANCES INC      ORD             G39320109       3,987   853,800         SH      SOLE            N/A     853,800
GOLDEN ST BANCORP INC           WT EXP 000000   381197136       22,328  17,011,621      SH      SOLE            N/A     17,011,621
GP STRATEGIES CORP              COM             36225V104       165     41,500          SH      SOLE            N/A     41,500
GRACE W R & CO DEL NEW          COM             38388F108       12,197  5,303,200       SH      SOLE            N/A     5,303,200
HOLLINGER INTL INC              CL A            435569108       874     61,100          SH      SOLE            N/A     61,100
HUDSON CITY BANCORP             COM             443683107       56,453  2,849,375       SH      SOLE            N/A     2,849,375
HUTTIG BLDG PRODS INC           COM             448451104       10,694  2,564,620       SH      SOLE            N/A     2,564,620
METHODE ELECTRS INC             CL A            591520200       354     19,737          SH      SOLE            N/A     19,737
NATIONAL HEALTH INVS INC        COM             63633D104       25,077  2,156,200       SH      SOLE            N/A     2,156,200
NATIONAL HEALTH INVS INC        SR SB CV DEB 06 63633DAD6       2,243   2,243,000       SH      SOLE            N/A     2,243,000
OCTEL CORP                      COM             675727101       24,720  2,131,000       SH      SOLE            N/A     2,131,000
OLYMPIC STEEL INC               COM             68162K106       747     323,100         SH      SOLE            N/A     323,100
OMEGA WORLDWIDE INC             COM             68210B108       1,594   654,000         SH      SOLE            N/A     654,000
OMNOVA SOLUTIONS INC            COM             682129101       44,184  6,654,225       SH      SOLE            N/A     6,654,225
PORT FINL CORP                  COM             734119100       12,958  710,000         SH      SOLE            N/A     710,000
RADVISION LTD                   ORD             M81869105       535     77,100          SH      SOLE            N/A     77,100
ROHN INDS INC                   COM             775381106       1,715   427,000         SH      SOLE            N/A     427,000
RYERSON TULL INC NEW            COM             78375P107       24,825  2,470,100       SH      SOLE            N/A     2,470,100
SECURITY CAP GROUP INC          CL A            81413P105       50,881  49,640          SH      SOLE            N/A     49,640
SECURITY CAP GROUP INC          CL B            81413P204       149,149 7,187,883       SH      SOLE            N/A     7,187,883
SENIOR HSG PPTYS TR     SH BEN INT              81721M109       3,929   348,600         SH      SOLE            N/A     348,600
SONESTA INTL HOTELS CORP        CL A            835438409       109     11,902          SH      SOLE            N/A     11,902
SOUTHERN BANC INC               COM             842233108       303     30,500          SH      SOLE            N/A     30,500
VENTAS INC                      COM             92276F100       36,464  4,289,846       SH      SOLE            N/A     4,289,846
WABTEC CORP                     COM             929740108       9,263   729,370         SH      SOLE            N/A     729,370
WALTER INDS INC                 COM             93317Q105       7,020   816,300         SH      SOLE            N/A     816,300
WEST ESSEX BANCORP              COM             952698108       3,358   264,700         SH      SOLE            N/A     264,700
WILLOW GROVE BANCORP INC        COM             97111E101       1,311   107,000         SH      SOLE            N/A     107,000
WYNDHAM INTL INC                CL A            983101106       8,616   4,045,300       SH      SOLE            N/A     4,045,300

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